Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Schedule of Inventory
	March 31, 2024	December 31, 2023
Finished goods	$33,598	$33,598
Total inventory	$33,598	$33,598

	December 31, 2023	December 31, 2022
Raw materials	$-	$-
Finished goods	33,598	34,730
	$33,598	$34,730

Schedule of Future Amortization Expense
Year	Amount
2024 (remaining)	$3,036
2025	4,050
2026	4,050
2027	4,050
2028	4,050
Thereafter	12,152
$31,388

Year	Amount
2024	$4,050
2025	4,050
2026	4,050
2027	4,050
2028	4,050
Thereafter	12,150
$32,400